FINANCE COSTS—NET (Details)	1 Months Ended						12 Months Ended
	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)
Analysis of income and expense [line items]
Interest expense on borrowings							€ (103,000,000)	€ (122,000,000)	€ (129,000,000)
Interest expense on leases							(14,000,000)	(10,000,000)	(13,000,000)
Interest cost on pension and other benefits							(9,000,000)	(11,000,000)	(16,000,000)
Expenses on factoring arrangements							(9,000,000)	(10,000,000)	(19,000,000)
Net loss on settlement of debt							(27,000,000)	0	0
Realized and unrealized (losses) / gains on debt derivatives at fair value							10,000,000	(32,000,000)	13,000,000
Realized and unrealized exchange (losses) / gains on financing activities - net							(10,000,000)	37,000,000	(3,000,000)
Other finance expenses							(6,000,000)	(12,000,000)	(11,000,000)
Capitalized borrowing costs							1,000,000	1,000,000	3,000,000
Finance expenses							(167,000,000)	(159,000,000)	(175,000,000)
Finance costs - net							(167,000,000)	(159,000,000)	(175,000,000)
Redemption of senior notes							1,041,000,000	€ 200,000,000	€ 100,000,000
Nominal value							€ 2,128,000,000
Capitalization rate							5.00%	6.00%	6.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Interest expense on debt instruments issued							€ 92,000,000	€ 111,000,000
Borrowing costs recognised as expense							€ 4,000,000	€ 5,000,000
Senior Unsecured Notes Issued February 2017 and due 2025
Analysis of income and expense [line items]
Redemption of senior notes					€ 536,000,000	$ 650,000,000
Nominal rate					6.625%	6.625%	6.625%
Borrowing redemption fees					€ 9,000,000
Write off borrowing costs					€ 8,000,000
Nominal value | $										$ 650,000,000
Senior Unsecured Notes Issued May 2014 and due 2024
Analysis of income and expense [line items]
Redemption of senior notes			€ 328,000,000	$ 400,000,000
Nominal rate			5.75%	5.75%			5.75%
Borrowing redemption fees			€ 3,000,000
Write off borrowing costs			€ 3,000,000
Nominal value | $										400,000,000
Senior Unsecured Notes Issued November 2017 and due 2026
Analysis of income and expense [line items]
Redemption of senior notes	€ 177,000,000	$ 200,000,000
Nominal rate	5.875%	5.875%					5.875%
Borrowing redemption fees	€ 3,000,000
Write off borrowing costs	€ 1,000,000
Nominal value		$ 500,000,000					€ 265,000,000			$ 300,000,000